Common shares - Stock compensation expense (Details) - Restricted Stock $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2026	$ 63,619
For the year ending December 31, 2027	40,160
For the year ending December 31, 2028	20,419
For the year ending December 31, 2029	7,333
For the year ending December 31, 2030	1,964
Total expected stock compensation expense	133,495
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2026	62,772
For the year ending December 31, 2027	40,011
For the year ending December 31, 2028	20,419
For the year ending December 31, 2029	7,333
For the year ending December 31, 2030	1,964
Total expected stock compensation expense	132,499
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2026	847
For the year ending December 31, 2027	149
For the year ending December 31, 2028	0
For the year ending December 31, 2029	0
For the year ending December 31, 2030	0
Total expected stock compensation expense	$ 996